Stockholders Deficit (Details) (USD $)	12 Months Ended
Dec. 31, 2013
2009
Warrants Outstanding	4,325,000
Warrant Exercise Price	$ 0.25
Warrant Expiration Date	2014
2010
Warrants Outstanding	2,570,750
Warrant Exercise Price	$ 0.25
Warrant Expiration Date	2016
2011
Warrants Outstanding	250,000
Warrant Exercise Price	$ 0.25
Warrant Expiration Date	2013
2012
Warrants Outstanding	9,825,000
Warrant Exercise Price	$ 0.1
Warrant Expiration Date	2017
2013
Warrants Outstanding	4,875,000
Warrant Exercise Price	$ 0.1
Warrant Expiration Date	2018